UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2006

Check here if Amendment [   ]; Amendment Number:
                                                ------
   This Amendment (Check only one):  [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                  Name:     Tortoise Capital Advisors, L.L.C.
                  Address:  10801 Mastin Boulevard, Suite 222
                            Overland Park KS  66210

Form 13F File Number:  28-11123
                          -----

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Terry Matlack
         -------------
Title:   Managing Director
         -----------------
Phone:   (913) 981-1020

Signature, Place, and Date of Signing:

      /s/ Terry Matlack               Overland Park, Kansas         May 5, 2006
----------------------------    -------------------------------   --------------
         [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 -0-
                                            -------------------

Form 13F Information Table Entry Total:             33
                                            -------------------

Form 13F Information Table Value Total:          $1,478,841
                                            -------------------
                                                 (thousands)


List of Other Included Managers:

         NONE


                                                          FORM 13F INFORMATION TABLE


      COLUMN 1                   COLUMN 2      COLUMN 3   COLUMN 4   COLUMN 5           COLUMN 6  COLUMN 7          COLUMN 8

                                                                                        INVEST-
                                                                                        MENT
                                                           VALUE     SHRS OR            DIS-      OTHER          VOTING AUTHORITY
   NAME OF ISSUER             TITLE OR CLASS    CUSIP     (X$1000)   PRN AMT    SH/PRN  CRETION   MANAGERS    SOLE     SHARED   NONE
   --------------             --------------    -----     --------   ---------  ------  -------   --------    ----     ------   ----

BOARDWALK PIPELINE PARTNERS   UT LTD PARTNER   096627104   $17,740     813,410    SH      SOLE       N/A     785,855          27,555
BUCKEYE PARTNERS L P          UNIT LTD PARTN   118230101   $37,231     871,706    SH      SOLE       N/A     834,796          36,910
COPANO ENERGY L L C           COM UNITS        217202100   $52,547   1,180,312    SH      SOLE       N/A   1,156,897          23,415
CROSSTEX ENERGY INC           COM              22765Y104    $4,193      54,136    SH      SOLE       N/A      54,136               0
CROSSTEX ENERGY L P           COM              22765U102   $56,198   1,606,125    SH      SOLE       N/A   1,580,735          25,390
DCP MIDSTREAM PARTNERS LP     COM UT LTD PTN   23311P100   $11,055     402,720    SH      SOLE       N/A     370,690          32,030
ENBRIDGE ENERGY PARTNERS L P  COM              29250R106   $88,442   2,023,850    SH      SOLE       N/A   1,956,064          67,786
ENBRIDGE ENERGY MANAGEMENT L  SHS UNITS LLI    29250X103    $7,883     184,777    SH      SOLE       N/A     184,777               0
ENERGY TRANSFER EQUITY L P    COM UT LTD PTN   29273V100    $1,191      49,730    SH      SOLE       N/A      30,166          19,564
ENERGY TRANSFER PRTNRS L P    UNIT LTD PARTN   29273R109  $116,737   3,009,470    SH      SOLE       N/A   2,860,650         148,820
ENTERPRISE GP HLDGS L P       UNIT LP INT      293716106    $5,073     135,274    SH      SOLE       N/A     109,345          25,929
ENTERPRISE PRODS PARTNERS L   COM              293792107  $146,979   5,952,969    SH      SOLE       N/A   5,774,676         178,293
HILAND PARTNERS L P           UT LTD PARTNR    431291103    $7,369     167,673    SH      SOLE       N/A      59,581         108,092
HOLLY ENERGY PARTNERS L P     COM UT LTD PTN   435763107   $23,879     559,229    SH      SOLE       N/A     522,737          36,492
INERGY HLDGS L P              COM              45661Q107    $2,167      61,761    SH      SOLE       N/A      61,761               0
INERGY L P                    UNIT LTD PTNR    456615103   $56,939   2,128,556    SH      SOLE       N/A   2,124,073           4,483
KINDER MORGAN ENERGY PARTNER  UT LTD PARTNER   494550106    $1,604      33,287    SH      SOLE       N/A      11,700          21,587
KINDER MORGAN MANAGEMENT LLC  SHS              49455U100  $166,942   3,794,137    SH      SOLE       N/A   3,720,991          73,145
K SEA TRANSN PARTNERS LP      COM              48268Y101   $32,576     972,408    SH      SOLE       N/A     925,927          46,481
LINN ENERGY LLC               UNIT 99/99/9999  536020100    $1,367      67,015    SH      SOLE       N/A      40,483          26,532
MAGELLAN MIDSTREAM HLDGS LP   COM LP INTS      55907R108    $1,283      55,824    SH      SOLE       N/A      33,676          22,148
MAGELLAN MIDSTREAM PRTNRS LP  COM UNIT RP LP   559080106  $122,595   3,729,690    SH      SOLE       N/A   3,577,664         152,026
MARKWEST ENERGY PARTNERS L P  UNIT LTD PARTN   570759100   $45,144     964,608    SH      SOLE       N/A     847,710         116,898
NATURAL RESOURCE PARTNERS L   COM UNIT L P     63900P103    $3,790      71,800    SH      SOLE       N/A      71,800               0
NORTHERN BORDER PARTNERS L P  UNIT LTD PARTN   664785102   $30,268     631,631    SH      SOLE       N/A     591,606          40,025
PACIFIC ENERGY PARTNERS L P   COM UNIT         69422R105   $89,824   2,938,316    SH      SOLE       N/A   2,853,287          85,029
PLAINS ALL AMERN PIPELINE L   UNIT LTD PARTN   726503105   $93,582   2,080,533    SH      SOLE       N/A   2,021,484          59,049
REGENCY ENERGY PARTNERS L P   COM UNITS L P    75885Y107   $15,116     683,968    SH      SOLE       N/A     637,476          46,492
SUNOCO LOGISTICS PRTNRS L P   COM UNITS        86764L108   $81,797   1,948,948    SH      SOLE       N/A   1,884,390          64,558
TEEKAY LNG PARTNERS L P       PRTNRSP UNITS    Y8564M105    $2,231      71,403    SH      SOLE       N/A      69,776           1,627
TEPPCO PARTNERS L P           UT LTD PARTNER   872384102   $69,246   1,908,117    SH      SOLE       N/A   1,813,669          94,448
VALERO L P                    COM UT LTD PRT   91913W104   $82,304   1,624,947    SH      SOLE       N/A   1,545,917          79,030
WILLIAMS PARTNERS L P         COM UNIT L P     96950F104    $3,550     108,455    SH      SOLE       N/A     103,127           5,328
                                                        ----------------------                            ----------       ---------
                                                        $1,478,841  40,886,785                            39,217,622       1,669,162
                                                        ======================                            ==========       =========

